2. GOING CONCERN (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Loss from continuing operations	¥ (10,718)	¥ (13,364)	¥ (59,951)
Provision for credit losses	(13,443)	116,032	62,376
Net cash flow provided by operating activities	2,134,120	859,200	¥ 2,269,612
Unrestricted cash and cash equivalents	¥ 1,123,296	¥ 722,301